Subsequent Event Business Combinations	12 Months Ended
Dec. 31, 2017
Business Acquisition [Line Items]
Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
Subsequent Events
On January 22, 2018, Park, PNB and NewDominion Bank, a North Carolina state-chartered bank ("NewDominion"), entered into an Agreement and Plan of Merger and Reorganization (the "NewDominion Merger Agreement"), pursuant to which NewDominion will merge with and into PNB (the "NewDominion Merger"). Subject to the terms and conditions of the NewDominion Merger Agreement, at the effective time of the NewDominion Merger (the "NewDominion Effective Time"), NewDominion shareholders will have the right to receive for each share of NewDominion's voting and non-voting common stock, par value $0.25 per share, at their election either (i) $1.08 in cash or (ii) 0.01023 Park Common Shares (the "NewDominion Merger Consideration"), subject to required proration in the event that cash or Common Shares are oversubscribed as provided in the NewDominion Merger Agreement.
At the NewDominion Effective Time, outstanding NewDominion stock options with an exercise price of less than $1.08 per share will be canceled and converted into the right to receive the NewDominion Merger Consideration with the same election right as NewDominion shareholders, subject to proration. Each outstanding NewDominion stock option with an exercise price of $1.08 per share or more will be assumed and converted into an option to purchase Park Common Shares, on the same terms and conditions as were applicable under such NewDominion stock option. At the NewDominion Effective Time, NewDominion restricted stock awards will fully vest (with any performance-based vesting condition deemed satisfied) and will be canceled and converted automatically into the right to receive the NewDominion Merger Consideration, with the same election right as New Dominion shareholders, subject to proration as provided in the NewDominion Merger Agreement.
The NewDominion Merger Agreement contains customary representations, warranties, and covenants of each party. Subject to certain terms and conditions, the NewDominion Merger Agreement provides that the board of directors of NewDominion will recommend the approval and adoption of the NewDominion Merger Agreement by the shareholders of NewDominion. NewDominion has also agreed not to solicit acquisition proposals relating to alternative business combination transactions. In addition, NewDominion has agreed not to participate in discussions or negotiations or provide information in connection with any acquisition proposals for alternative business combination transactions unless certain conditions are satisfied.
Closing of the NewDominion Merger is subject to customary conditions, including, among others, approval of the NewDominion Merger Agreement by NewDominion’s shareholders, receipt of required regulatory approvals, effectiveness of the registration statement to be filed by Park, and approval for listing on NYSE AMERICAN, with respect to the Park Common Shares to be issued in the NewDominion Merger.
The NewDominion Merger Agreement provides certain termination rights for each party and further provides that, in the event the NewDominion Merger Agreement is terminated under certain circumstances in connection with a competing acquisition transaction, NewDominion will be required to pay Park a termination fee equal to $4,170,000.
In connection with the NewDominion Merger Agreement, Park and Park National Bank entered into voting and support agreements with the directors and executive officers of NewDominion, in those individuals’ capacities as shareholders, and with certain substantial shareholders of NewDominion. Pursuant to the terms of the voting and support agreements, each director and each executive officer of NewDominion and those certain substantial shareholders of NewDominion have agreed to vote the shares of NewDominion common stock they own in favor of the NewDominion Merger Agreement, subject to the exceptions set forth in the voting agreements.